Shareholder Report, Average Annual Return (Details) 74200172000_Putnam Strategic Intermediate Municipal Fund_Class A_TSR Annual {Class A}		12 Months Ended	60 Months Ended	120 Months Ended
		Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Average Annual Return, Percent		2.95%	0.73%	2.02%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent		5.32%	1.19%	2.25%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		5.27%	0.51%	1.95%
Putnam Strategic Intermediate Municipal Linked Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Putnam Strategic Intermediate Municipal Linked Benchmark
Average Annual Return, Percent	[1]	3.74%	0.77%	2.00%
Bloomberg 3-15 Year Blend Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 3-15 Year Blend Municipal Bond Index
Average Annual Return, Percent		3.74%	0.77%	1.93%

[1]
†	The Putnam Strategic Intermediate Municipal Linked Benchmark represents the performance of the Bloomberg Municipal Bond Index through August 27, 2020, and the performance of the Bloomberg 3-15 Year Blend Municipal Bond Index thereafter.